STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				32 Months Ended
	Aug. 31, 2010		Aug. 31, 2009		Aug. 31, 2010
STATEMENT OF OPERATIONS
Revenue - Operations	$ 0		$ 0		$ 0
Total Revenue	0		0		0
Filing Fees	1,608		320		5,728
General and Administrative	4,561		170		26,579
Professional Fees	32,068		2,000		106,337
Loss before income taxes	(38,236)		(2,490)		(138,644)
Other income (expense)	(1,195)		0		(1,787)
Provision for Income Taxes	0		0		0
Net (Loss)	$ (39,431)		$ (2,490)		$ (140,430)
(Loss) per Common Shares	$ (0.0000772526331)		$ (0.00000487817780)
Weighted Average Number of Common Shares	510,416,000	[1]	510,416,000	[1]

[1]	Note 1 - The number of issued and outstanding shares of common stock has been adjusted to reflect an 80:1 forward split effective August 3, 2010